Other Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Interbank transactions	R$ 123,290	R$ 223,761
Prepaid expenses	302,926	239,728
Collection receivable	291,331	206,140
Deposits Pledged as Guarantee - Labor	37,500	37,091
Recoverable taxes	86,891	48,776
Deposits Pledged as Guarantee - Tax	14,184	13,034
Deposits Pledged as Guarantee - Civil	74,960	30,958
Partnership Program	96,252	62,484
Commissions	22,388	44,370
Others	89,076	49,642
Total	R$ 1,138,798	R$ 955,984